Stock-Based Compensation - Schedule of Grant Date Fair Value Black-Scholes Option-Pricing Model Assumptions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Exercise price	$ 47.59	$ 50.63	$ 44.51
Expected dividend yield	3.13%	2.92%	3.30%
Expected stock price volatility	33.32%	45.00%	46.94%
Risk-free interest rate	1.86%	2.03%	1.51%
Expected life (in years)	6 years 6 months	6 years 6 months	6 years 6 months